Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2022	2021
Balance at beginning of year	$75,000	$85,000
Liabilities accrued for warranties issued during the year	97,501	74,555
Warranty claims paid during the period	(52,465)	(65,592)
Changes in liability for pre-existing warranties during the year	(45,036)	(18,963)
Balance at end of year	$75,000	$75,000